OTHER NON-INTEREST INCOME AND EXPENSES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Contingent liabilities (Note 30b)	2,907	2,535	2,440
Taxes on services, revenue and other taxes	4,842	4,066	2,166
Credit card related expenses	1,604	1,136	553
Losses from third-party frauds	571	622	345
Contributions to the Fundo Garantidor de Crédito (Brazilian deposit guarantee fund)	264	266	122
Reimbursement in connection with acquisitions	72	0	190
Loss on sale of foreclosed assets, premises and equipment in unconsolidated companies	55	42	37
Payment related to exclusivity obligation - CBD (Note 34)	0	550	0
Other than temporary impairment on available-for-sale securities	20	56	53
Other	891	1,066	269
TOTAL	11,226	10,339	6,174